Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - EUR (€)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Schedule of Property, Plant and Equipment [Line Items]
Subtotal	€ 67,174	€ 36,744
Less accumulated depreciation and amortization	(7,847)	(5,609)
Net	59,327	31,135
Office equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Subtotal	21,563	7,550
Computer equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Subtotal	6,384
Furniture and fixtures [Member]
Schedule of Property, Plant and Equipment [Line Items]
Subtotal	5,027
Motor vehicles [Member]
Schedule of Property, Plant and Equipment [Line Items]
Subtotal	29,194	29,194
Leasehold improvements [Member]
Schedule of Property, Plant and Equipment [Line Items]
Subtotal	€ 5,006